Debt (Narrative) (Details)		1 Months Ended		2 Months Ended	12 Months Ended		36 Months Ended
	Mar. 29, 2019	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 10, 2018 USD ($)
Debt Instrument [Line Items]
Repayments of Debt
Fair value of note payable		$ 3,000,000			3,000,000		$ 3,000,000
Proceeds from debt					$ 4,000,000	1,000,000
Exercise price per warrant | $ / shares		$ 0.39			$ 0.39		$ 0.39
Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Debt							$ 3,300,000
Percentage of proceeds payment					100.00%
Proceeds from debt		$ 2,500,000			$ 4,000,000	1,000,000	18,000,000
Fair value of payment obligation		$ 2,500,000			2,500,000		$ 2,500,000
Excess of fair value					$ 800,000
Secured Debt [Member] | Measurement Input Discount Rate [Member]
Debt Instrument [Line Items]
Measurement input		0.165			0.165		0.165
Secured Debt [Member] | Measurement Input Litigation Inherent Risk [Member]
Debt Instrument [Line Items]
Measurement input		0.06			0.06		0.06
Secured Debt [Member] | Measurement Input Entity Credit Risk [Member]
Debt Instrument [Line Items]
Measurement input		0.08			0.08		0.08
Secured Debt [Member] | Measurement Input Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Measurement input		0.025			0.025		0.025
Convertible Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Interest rate				8.00%
Term				5 years
Proceeds from debt				$ 1,300,000
Amended Promissory Note [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Interest rate	4.00%
Maturity date	Apr. 30, 2022
Amended Promissory Note [Member] | Secured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Interest rate	4.00%
Maturity date	Apr. 30, 2022
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member]
Debt Instrument [Line Items]
Debt		$ 800,000			$ 800,000		$ 800,000
Interest rate		8.00%			8.00%		8.00%
Maturity date					Mar. 31, 2020
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Maturity date	Mar. 31, 2020
Promissory Notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Interest rate		12.00%			12.00%		12.00%
Debt payment per month					$ 200,000
Repayments of Debt					$ 100,000
Number of patents | item					25
Transfer of capital stock					6.00%
Percentage of proceeds payment					50.00%
Promissory Notes [Member] | Secured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Maturity date	Mar. 31, 2020
Promissory Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate		8.00%			8.00%		8.00%
Term					5 years
Proceeds from debt			$ 1,300,000
Beneficial conversion feature			400,000
Interest expense					$ 50,000
Amortization					20,000
Contractual interest					$ 30,000
Amortization period					4 years 9 months
Outstanding principal converted					$ 100,000
Shares issued | shares					250,000
Fixed Conversion Rate					0.40%
Aggregate common stock | item					2,700,000
Promissory Notes [Member] | Convertible Debt [Member] | Related Parties [Member]
Debt Instrument [Line Items]
Debt								$ 400,000
Proceeds from debt			$ 400,000
Promissory Notes [Member] | Convertible Debt [Member] | Board Of Directors Chairman [Member]
Debt Instrument [Line Items]
Debt								100,000
Promissory Notes [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
Debt Instrument [Line Items]
Debt								100,000
Promissory Notes [Member] | Convertible Debt [Member] | Director [Member]
Debt Instrument [Line Items]
Debt								100,000
Promissory Notes [Member] | Convertible Debt [Member] | Stacie Wilf [Member]
Debt Instrument [Line Items]
Debt								$ 100,000
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input Default Rate [Member]
Debt Instrument [Line Items]
Measurement input		0.12			0.12		0.12
Modifed Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member]
Debt Instrument [Line Items]
Interest rate		12.00%			12.00%		12.00%
Debt payment per month					$ 48,500
Convertible Notes Dated September192018 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Maturity date					Sep. 19, 2023
Fixed Conversion Rate					0.57%
Convertible Notes Dated September102018 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Maturity date					Sep. 07, 2023
Fixed Conversion Rate					0.40%
Probability Eeighted Income Approach [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Fair value of note payable		$ 25,600,000			$ 25,600,000	$ 15,900,000	$ 25,600,000
Debt Instrument Redemption Period Two [Member] | Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input Prepayment Rate [Member]
Debt Instrument [Line Items]
Measurement input		0.20			0.20		0.20
Debt Instrument Redemption Period Three [Member] | Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input Prepayment Rate [Member]
Debt Instrument [Line Items]
Measurement input		0.15			0.15		0.15
Debt Instrument Redemption Period One [Member] | Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input Prepayment Rate [Member]
Debt Instrument [Line Items]
Measurement input		0.25			0.25		0.25
Debt Instrument Redemption Period Four [Member] | Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input Prepayment Rate [Member]
Debt Instrument [Line Items]
Measurement input		0.10			0.10		0.10
Brickell [Member]
Debt Instrument [Line Items]
Shares converted, warrant | shares		5,000,000			5,000,000		5,000,000
Fair value of warrants		$ 0			$ 0		$ 0
Exercise price per warrant | $ / shares		$ 0.16			$ 0.16		$ 0.16